Principal Activities and Reorganization - Consolidated Financial Information of Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 836,888		¥ 1,512,945		$ 117,873
Accounts receivable, net	198,851		200,843		28,008
Inventories, net	352,090		423,287		49,591
Prepayments and other current assets	303,841		292,825		42,795
Total current assets	2,951,599		3,508,421		415,724
Investments	618,752		502,579		87,149
Property and equipment, net	64,878		75,619		9,138
Intangible assets, net	671,396		689,669
Right-of-use assets, net	114,348		133,004		16,106
Total non-current assets	2,054,416		2,354,235		289,359
Total assets	5,006,015		5,862,656		705,083
Accounts payable	105,691		119,847		14,886
Advances from customers	41,579		16,652		5,856
Accrued expenses and other liabilities	391,217		323,259
Income tax payables	17,946		21,826		2,528
Lease liabilities due within one year	45,464		79,586		6,403
Total current liabilities	611,328		588,412		86,103
Lease liabilities	67,767		52,997		9,545
Total liabilities	821,242		800,130		$ 115,669
Net income (loss)	(750,227)	$ (105,666)	(821,333)	¥ (1,547,038)
Net cash provided by operating activities	(107,442)	(15,133)	136,208	(1,020,441)
Net cash used in investing activities	(260,487)	(36,689)	(1,155,416)	(1,484,257)
Net cash provided by (used in) financing activities	(342,455)	(48,234)	(654,450)	(1,706)
Net increase (decrease) in cash and cash equivalents	(696,192)	$ (98,057)	(1,583,680)	(2,595,384)
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	12,202		8,924
Accounts receivable, net	6,428		2,047
Inventories, net	348		1,080
Prepayments and other current assets	7,742		9,723
Amounts due from non-VIE subsidiaries	10
Total current assets	26,730		21,774
Investments	291,965		161,640
Property and equipment, net	1,606		5,745
Intangible assets, net			2
Right-of-use assets, net			74
Total non-current assets	293,571		167,461
Total assets	320,301		189,235
Accounts payable	7,645		8,813
Advances from customers	26,810		5,892
Accrued expenses and other liabilities	8,646		16,624
Income tax payables	929		929
Lease liabilities due within one year			78
Amounts due to non-VIE subsidiaries	266,018		195,389
Total current liabilities	310,048		227,725
Total liabilities	310,048		227,725
Net revenues	183,737		323,246	521,835
Net income (loss)	2,922		16,624	(27,886)
Net cash provided by operating activities	36,473		17,306	17,178
Net cash used in investing activities	(107,721)		(30,277)	(121,236)
Net cash provided by (used in) financing activities	74,526		(5,644)	100,450
Net increase (decrease) in cash and cash equivalents	¥ 3,278		¥ (18,615)	¥ (3,608)